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Choice Focus Fund
Choice Balanced Fund
Semi-Annual Report
April 30, 2003

                              Choice Funds

                           Semi-Annual Report
                             April 30, 2003


                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .2

Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .3

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 11

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 12

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 15

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 16

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . 17

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 18

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 19

PERSPECTIVES FROM PATRICK ADAMS...

[PHOTO]

The Choice Focus Fund and the Choice Balanced Fund had very strong performance for the six-month period from November 1, 2002 through April 30, 2003, up 18.35% and 7.53% respectively.(1) The S&P 500(R) Stock Index through this period was up 4.48%.(2)

The S&P 500(R) Stock Index fell 8.95% from November 1, 2002 through March 11, 2003 and then rallied strongly. The major issue overhanging the market during this period was the war with Iraq. The market discounted fully the war before it started, much like in 1991, as the United Nations debated and stalled for several months. Due to the war, the economy during the six-month period was rather weak. In addition, oil prices spiked, curtailing economic activity globally. With the war ending, oil prices have fallen steeply and interest rates have fallen even further. We believe consumer spending will begin to accelerate due to another refinancing cycle of home mortgages and a significant pick-up in consumer confidence.

We were positively surprised by the first quarter earnings reports. Earnings came in better than consensus expectations and were surprisingly strong, given the weak economy in the first quarter. Earnings were better than expected, in our opinion, driven by foreign exchange gains. We would expect this trend to continue.

We were well positioned for this pickup in the market. The Choice Focus Fund had approximately 50% in technology and approximately 18% in consumer stocks at the beginning of the six-month period and ended the six-month period with approximately 28% in technology and approximately 21% in the consumer sector.(3)

The Choice Balanced Fund always has a minimum of 25% of its net assets in fixed income securities and usually between 30-40 equity securities.
We will continue to massage the allocation between fixed income and equities in the Choice Balanced Fund, based on our market outlook and the availability of quality equity securities that meet our selection criteria. The Choice Balanced Fund began the six-month period with over 50% invested in equities and ended the period with approximately 34% in equities.

We will generally own 20-30(4) core positions in the Choice Focus Fund. At Choice, we look for great companies that we believe can become big investments. We do not limit our potential universe of stocks; we can invest in any size company. We look for companies we believe have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. At Choice, it is our goal to pick great stocks and focus on only our best ideas. With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position if the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the Funds.

Sincerely,


/s/ PATRICK ADAMS
Patrick Adams

(1) Performance numbers cover a short period of time and are not an indication as to how the fund will perform in the future.
(2) The S&P 500(R) Stock Index in an unmanaged index generally representative of the U.S. Stock Market. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(3) The Focus Fund invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to economic, business or other developments that generally affect those types of companies.
(4) The Focus Fund is non-diversified and therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.

2    Choice Focus Fund

                                                        CHOICE FOCUS FUND



                        INVESTMENT RETURNS TABLE*

                                                                     Average Annual
                                               One Year Ended        Since Inception
                                              3-31-03   4-30-03     3-31-03   4-30-03
---------------------------------------------------------------------------------------
Choice Focus Fund (inception date 11-1-99)    (43.97)%  (30.48)%    (27.07)%  (24.43)%
---------------------------------------------------------------------------------------
S&P 500(R) Stock Index                        (24.76)%  (13.31)%    (11.74)%   (9.45)%
---------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.


                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 11-1-99 to 4-30-03
---------------------------------------------------------------------------
                                  FOCUS
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 11/1/99                         10,000.00                      10,000.00
 1/31/00                         11,680.23                      10,261.46
 4/30/00                         12,200.69                      10,719.53
 7/31/00                         14,012.28                      10,590.23
10/31/00                         12,781.20                      10,609.14
 1/31/01                         11,809.78                      10,168.94
 4/30/01                          8,706.70                       9,328.96
 7/31/01                          7,772.76                       9,072.71
10/31/01                          5,543.37                       7,967.09
 1/31/02                          6,356.79                       8,527.15
 4/30/02                          5,402.77                       8,151.17
 7/31/02                          3,806.04                       6,928.92
10/31/02                          3,173.38                       6,763.63
 1/31/03                          3,484.69                       6,564.38
 4/30/03                          3,755.83                       7,066.59
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                            CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                                                   Choice Focus Fund    3

CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   67.5%
               Banking                                          4.2%
       1,500   Bank One Corp.                                               $    54,075
       2,000   Citigroup, Inc.                                                   78,500
                                                                            -----------
                                                                                132,575
                                                                            -----------

               Beverages                                        3.0%
       2,300   Coca-Cola Co.                                                     92,920
                                                                            -----------

               Computers-Hardware                               0.7%
       6,500   Sun Microsystems, Inc.*                                           21,450
                                                                            -----------

               Computers-Software                               5.3%
         300   J.D. Edwards & Co.*                                                3,594
       3,500   Microsoft Corp.                                                   89,460
       6,100   Oracle Corp.*                                                     72,468
                                                                            -----------
                                                                                165,522
                                                                            -----------

               Electronics-Semiconductor Manufacturing         11.3%
      11,400   Applied Micro Circuits Corp.*                                     50,958
       3,500   Broadcom Corp.*                                                   62,615
       9,200   Integrated Device Technology, Inc.*                               94,760
      11,000   RF Micro Devices, Inc.*                                           51,920
      27,300   TriQuint Semiconductor, Inc.*                                     95,550
                                                                            -----------
                                                                                355,803
                                                                            -----------

               Index Tracking Stocks                            3.5%
         700   Nasdaq-100 Shares*                                                19,215
       1,000   S&P 500 Depositary Receipts                                       91,910
                                                                            -----------
                                                                                111,125
                                                                            -----------

               Media                                            1.4%
       1,100   Clear Channel Communications, Inc.*                               43,021
                                                                            -----------

               Medical-Biotechnology                            2.9%
       2,400   Andrx Corp.*                                                      38,736
      23,300   La Jolla Pharmaceutical Co.*                                      51,027
                                                                            -----------
                                                                                 89,763
                                                                            -----------


See notes to financial statements.

4    Choice Focus Fund

                                                        CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Pharmaceuticals                                  3.3%
         200   AmerisourceBergen Corp.                                      $    11,570
       3,000   Pfizer, Inc.                                                      92,250
                                                                            -----------
                                                                                103,820
                                                                            -----------

               Recreation                                       1.8%
       3,000   Royal Caribbean Cruises Ltd.                                      55,710
                                                                            -----------

               Retail-Apparel/Shoes                             0.4%
         400   Abercrombie & Fitch Co.*                                          13,152
                                                                            -----------

               Retail-Department Stores                        14.3%
       2,100   Federated Department Stores, Inc.*                                64,302
       3,000   Kohl's Corp.*                                                    170,400
       5,300   Linens 'n Things, Inc.*                                          112,307
       1,800   Target Corp.                                                      60,192
       2,500   The Gap, Inc.                                                     41,575
                                                                            -----------
                                                                                448,776
                                                                            -----------

               Retail-Drug Stores                               0.9%
       2,100   Duane Reade, Inc.*                                                28,245
                                                                            -----------

               Retail-Home Specialty                            2.2%
       2,700   Williams-Sonoma, Inc.*                                            69,876
                                                                            -----------

               Retail-Restaurants                               0.5%
         700   Starbucks Corp.*                                                  16,422
                                                                            -----------

               Supermarkets                                     1.2%
       2,300   Safeway, Inc.*                                                    38,226
                                                                            -----------

               Telecommunications-Equipment                    10.6%
       4,000   Avanex Corp.*                                                      3,520
       8,800   Centillium Communications, Inc.*                                  50,952
         800   Emulex Corp.*                                                     16,392
       3,000   Extreme Networks, Inc.*                                           12,690
     146,800   Finisar Corp.*                                                   136,524
      15,500   Powerwave Technologies, Inc.*                                     61,845
      98,000   Redback Networks, Inc.*                                           51,930
                                                                            -----------
                                                                                333,853
                                                                            -----------

See notes to financial statements.



                                                   Choice Focus Fund    5

CHOICE FOCUS FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Telecommunications-Services                      0.0%
       1,380   WorldCom, Inc. - MCI Group*                                  $       230
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $1,923,551)                                              2,120,489
                                                                            -----------

Principal Amount
----------------

               SHORT-TERM INVESTMENT                           29.7%

    $934,468   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     934,468
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENT
               (cost $934,468)                                                  934,468
                                                                            -----------

               TOTAL INVESTMENTS                               97.2%
               (cost $2,858,019)                                              3,054,957

               Other Assets less Liabilities                    2.8%             88,787
                                                                            -----------

               NET ASSETS                                     100.0%        $ 3,143,744
                                                                            ===========

* Non-income producing










See notes to financial statements.


6    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,858,019)                                     $ 3,054,957
Receivable for investments sold                                                 110,062
Interest receivable                                                                  92
Prepaid expenses and other assets                                                12,152
                                                                            -----------
Total assets                                                                  3,177,263
                                                                            -----------

LIABILITIES
Payable for investments purchased                                                 5,141
Accrued investment advisory fee                                                   2,398
Accrued distribution fee                                                          2,064
Accrued expenses and other liabilities                                           23,916
                                                                            -----------
Total liabilities                                                                33,519
                                                                            -----------
NET ASSETS                                                                  $ 3,143,744
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $32,635,651
Accumulated undistributed net investment loss                                   (85,872)
Accumulated net realized loss on investments and futures contracts          (29,602,973)
Net unrealized appreciation on investments                                      196,938
                                                                            -----------
NET ASSETS                                                                  $ 3,143,744
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            840,357

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $3.74
                                                                            ===========









See notes to financial statements.

                                                   Choice Focus Fund    7

CHOICE FOCUS FUND


STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    11,289
Interest                                                                          1,281
                                                                            -----------
Total Investment Income                                                          12,570
                                                                            -----------

EXPENSES
Fund administration and accounting fees                                          34,156
Investment advisory fees                                                         20,324
Transfer agent fees and expenses                                                 16,583
Professional fees                                                                 8,575
State registration fees                                                           5,962
Custody fees                                                                      5,507
Distribution fees                                                                 5,081
Reports to shareholders                                                           4,220
Trustees' fees and related expenses                                               1,222
Other                                                                             3,624
                                                                            -----------
Total expenses                                                                  105,254
Less expenses paid indirectly                                                    (6,812)
                                                                            -----------
Net Expenses                                                                     98,442
                                                                            -----------
NET INVESTMENT LOSS                                                             (85,872)
                                                                            -----------

REALIZED AND UNREALIZED Gain (LOSS) ON INVESTMENTS
Net realized loss on:
  Investment securities                                                        (381,788)
  Futures contracts                                                              (7,057)
Change in unrealized appreciation/depreciation on investments                   582,604
                                                                            -----------
NET GAIN ON INVESTMENTS                                                         193,759
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   107,887
                                                                            ===========










See notes to financial statements.

8    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED      YEAR
                                                        APRIL 30, 2003       ENDED
                                                         (UNAUDITED)    OCTOBER 31, 2002
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $    (85,872)    $   (141,787)
Net realized loss on:
  Investment securities                                      (381,788)      (4,238,345)
  Futures contracts                                            (7,057)         (70,219)
Change in unrealized appreciation/depreciation
  on investments                                              582,604          322,963
                                                         ------------     ------------
Net increase (decrease) in net assets resulting
  from operations                                             107,887       (4,127,388)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                 3,094,007       17,733,273
Shares redeemed                                            (2,644,153)     (21,930,671)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting
  from capital share transactions                             449,854       (4,197,398)
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       557,741       (8,324,786)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                         2,586,003       10,910,789
                                                         ------------     ------------
End of period (includes accumulated undistributed
  net investment loss of $85,872 and $0, respectively)   $  3,143,744     $  2,586,003
                                                         ============     ============










See notes to financial statements.

                                                   Choice Focus Fund    9

CHOICE FOCUS FUND

FINANCIAL HIGHLIGHTS

                                             Six Mo. Ended       Year          Year           Year
                                             April 30, 2003      Ended         Ended          Ended
                                              (Unaudited)    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD               $ 3.17         $ 5.52         $12.77         $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                 (0.10)         (0.17)         (0.15)         (0.02)
Net realized and unrealized gain (loss)
  on investments                                     0.67          (2.18)         (7.07)          2.80
                                               ----------     ----------     ----------     ----------
Total Income (Loss) from Investment
  Operations                                         0.57          (2.35)         (7.22)          2.78
                                               ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                -              -            (0.03)         (0.01)
                                               ----------     ----------     ----------     ----------
Total Distributions Paid                              -              -            (0.03)         (0.01)
                                               ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                     $ 3.74         $ 3.17         $ 5.52         $12.77
                                               ==========     ==========     ==========     ==========

TOTAL RETURN(1)                                     18.35%        (42.75)%       (56.63)%        27.81%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                                   $3,144         $2,586        $10,911        $57,802
Ratio of expenses to average net
  assets, net of fees paid indirectly(2)             4.84%          1.97%          1.88%         2.05%
Ratio of expenses to average net
  assets, before fees paid indirectly(2)             5.18%          2.61%          1.88%         2.05%
Ratio of net investment loss
  to average net assets, net of fees
  paid indirectly(2)                                (4.22)%        (1.43)%        (0.85)%       (0.26)%
Ratio of net investment loss
  to average net assets, before fees
  paid indirectly(2)                                (4.56)%        (2.07)%        (0.85)%       (0.26)%
Portfolio turnover rate(1)                            578%        1,454%          1,239%        1,603%

(1)  Not annualized for periods less than a full year.
(2)  Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.




See notes to financial statements.

10    Choice Focus Fund

                                                     CHOICE BALANCED FUND


                        INVESTMENT RETURNS TABLE*

                                                                        Average Annual
                                                  One Year Ended        Since Inception
                                                 3-31-03   4-30-03     3-31-03   4-30-03
-----------------------------------------------------------------------------------------
Choice Balanced Fund (inception date 4-1-00)     (33.72)%  (23.81)%    (15.37)%  (12.82)%
S&P 500(R) Stock Index                           (24.76)%  (13.31)%    (16.09)%  (13.51)%
-----------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The equity portion of the Fund's portfolio will generally consist of 30-50 securities; therefore, the Fund is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 4-1-00 to 4-30-03
---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

  4/1/00                         10,000.00                      10,000.00
 4/30/00                         10,410.00                       9,699.10
 7/31/00                         11,650.00                       9,582.10
10/31/00                         11,080.00                       9,599.20
 1/31/01                         11,019.05                       9,200.90
 4/30/01                          9,918.15                       8,440.87
 7/31/01                          9,669.91                       8,209.01
10/31/01                          8,570.59                       7,208.65
 1/31/02                          9,323.09                       7,715.39
 4/30/02                          8,598.17                       7,375.20
 7/31/02                          6,884.93                       6,269.29
10/31/02                          6,091.93                       6,119.74
 1/31/03                          6,154.52                       5,939.45
 4/30/03                          6,550.91                       6,393.86
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                          CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager would typically expect to be invested in 30-50 equity positions.

                                               Choice Balanced Fund    11

CHOICE BALANCED FUND

SCHEDULE OF INVESTMENTS
April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   34.1%
               Banking                                          3.1%
       1,200   Bank One Corp.                                               $    43,260
         700   Citigroup, Inc.                                                   27,475
                                                                            -----------
                                                                                 70,735
                                                                            -----------

               Beverages                                        3.2%
       1,800   Coca-Cola Co.                                                     72,720
                                                                            -----------

               Computers-Hardware                               0.8%
       5,600   Sun Microsystems, Inc.*                                           18,480
                                                                            -----------

               Computers-Software                               1.4%
         500   Microsoft Corp.                                                   12,780
       1,700   Oracle Corp.*                                                     20,196
                                                                            -----------
                                                                                 32,976
                                                                            -----------

               Electronics-Semiconductor Manufacturing          4.4%
       2,400   Applied Micro Circuits Corp.*                                     10,728
       1,200   Broadcom Corp.*                                                   21,468
       2,200   Integrated Device Technology, Inc.*                               22,660
       3,600   RF Micro Devices, Inc.*                                           16,992
       8,300   TriQuint Semiconductor, Inc.*                                     29,050
                                                                            -----------
                                                                                100,898
                                                                            -----------

               Insurance                                        2.5%
       1,000   American International Group, Inc.                                57,950
                                                                            -----------

               Media                                            0.8%
         500   Clear Channel Communications, Inc.*                               19,555
                                                                            -----------

               Pharmaceuticals                                  1.3%
       1,000   Pfizer, Inc.                                                      30,750
                                                                            -----------

               Recreation                                       0.6%
         700   Royal Caribbean Cruises Ltd.                                      12,999
                                                                            -----------










See notes to financial statements.

12    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

April 30, 2003  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Retail-Department Stores                         6.7%
       1,000   Federated Department Stores, Inc.*                            $   30,620
       1,500   Kohl's Corp.*                                                     85,200
       1,800   Linens 'n Things, Inc.*                                           38,142
                                                                            -----------
                                                                                153,962
                                                                            -----------

               Retail-Drug Stores                               0.9%
       1,600   Duane Reade, Inc.*                                                21,520
                                                                            -----------

               Retail-Home Specialty                            1.8%
       1,600   Williams-Sonoma, Inc.*                                            41,408
                                                                            -----------

               Supermarkets                                     1.3%
       1,800   Safeway, Inc.*                                                    29,916
                                                                            -----------

               Telecommunications-Equipment                     5.3%
       3,000   Avanex Corp.*                                                      2,640
         600   Emulex Corp.*                                                     12,294
       3,000   Extreme Networks, Inc.*                                           12,690
      29,900   Finisar Corp.*                                                    27,807
       2,800   Motorola, Inc.                                                    22,148
       5,000   New Focus, Inc.*                                                  16,500
       7,000   Nortel Networks Corp.*                                            18,060
      19,000   Redback Networks, Inc.*                                           10,068
                                                                            -----------
                                                                                122,207
                                                                            -----------

               Telecommunications-Services                      0.0%
         560   WorldCom, Inc. - MCI Group*                                           94
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $725,971)                                                  786,170
                                                                            -----------

               PREFERRED STOCKS
               Finance-Services                                 5.7%
       4,000   Irwin Financial Corp.,                          8.75%            130,800
                                                                            -----------

               TOTAL PREFERRED STOCKS
               (cost $100,000)                                                  130,800
                                                                            -----------




See notes to financial statements.

                                               Choice Balanced Fund    13

CHOICE BALANCED FUND

April 30, 2003  (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------
               BONDS                                           20.0%
               Biotechnology                                    4.4%
   $ 100,000   Amgen, Inc.
               6.21%, 08/27/03                                              $   101,519
                                                                            -----------

               Financial                                        9.1%
     100,000   Home Savings of America
               6.50%, 08/15/04                                                  105,050
     100,000   Household Finance
               6.00%, 05/01/04                                                  104,126
                                                                            -----------
                                                                                209,176
                                                                            -----------

               Household Products                               4.4%
     100,000   Colgate-Palmolive Co.
               6.02%, 08/15/03                                                  101,314
                                                                            -----------

               Media-Cable TV                                   2.1%
     113,000   Charter Communications, Inc. Convertible
               5.75%, 10/15/05                                                   47,460
                                                                            -----------

               TOTAL BONDS
               (cost $464,167)                                                  459,469
                                                                            -----------

               SHORT-TERM INVESTMENTS                          37.4%
     162,287   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     162,287
                                                                            -----------

     700,000   U.S. Treasury Bill
               1.13%, 05/15/03                                                  699,709
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $861,996)                                                  861,996
                                                                            -----------

               TOTAL INVESTMENTS                               97.2%
               (cost $2,152,134)                                              2,238,435

               Other Assets less Liabilities                    2.8%             65,046
                                                                            -----------

               NET ASSETS                                     100.0%        $ 2,303,481
                                                                            ===========

* Non-income producing




See notes to financial statements.

14    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,152,134)                                     $ 2,238,435
Receivable for investments sold                                                  74,940
Interest receivable                                                               9,310
Prepaid expenses                                                                 12,857
                                                                            -----------
Total assets                                                                  2,335,542
                                                                            -----------

LIABILITIES
Payable for investments purchased                                                 3,901
Accrued investment advisory fee                                                   1,381
Accrued distribution fee                                                          2,126
Accrued expenses                                                                 24,653
                                                                            -----------
Total liabilities                                                                32,061
                                                                            -----------
NET ASSETS                                                                  $ 2,303,481
                                                                            ===========


NET ASSETS CONSIST OF
Paid in capital                                                             $10,970,478
Accumulated undistributed net investment loss                                   (24,089)
Accumulated net realized loss on investments                                 (8,729,209)
Net unrealized appreciation on investments                                       86,301
                                                                            -----------
NET ASSETS                                                                  $ 2,303,481
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            366,598

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $6.28
                                                                            ===========









See notes to financial statements.

                                               Choice Balanced Fund    15

CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    10,339
Interest                                                                         42,500
                                                                            -----------
Total Investment Income                                                          52,839
                                                                            -----------

EXPENSES
Fund administration and accounting fees                                          32,799
Transfer agent fees and expenses                                                 13,163
Investment advisory fees                                                          8,701
Professional fees                                                                 8,356
Custody fees                                                                      6,505
State registration fees                                                           5,934
Distribution fees                                                                 2,900
Reports to shareholders                                                           2,305
Trustees' fees and related expenses                                                 640
Other                                                                             4,090
                                                                            -----------
Total expenses                                                                   85,393
Less expenses paid indirectly                                                    (4,579)
                                                                            -----------
Net expenses                                                                     80,814
                                                                            -----------
NET INVESTMENT LOSS                                                             (27,975)
                                                                            -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                 91,862
Change in unrealized appreciation/depreciation on investments                    97,779
                                                                            -----------
NET GAIN ON INVESTMENTS                                                         189,641
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   161,666
                                                                            ===========










See notes to financial statements.

16    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED      YEAR
                                                        APRIL 30, 2003       ENDED
                                                         (UNAUDITED)    OCTOBER 31, 2002
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                             $   (27,975)     $   169,964
Net realized gain (loss) on:
  Investment securities                                       91,862       (1,951,453)
  Futures contracts                                             -             (77,390)
Change in unrealized appreciation/depreciation on
  investments                                                 97,779         (568,402)
                                                         -----------      -----------
Net increase (decrease) in net assets resulting
  from operations                                            161,666       (2,427,281)
                                                         -----------      -----------

DISTRIBUTIONS PAID
Net investment income                                           -            (246,106)
                                                         -----------      -----------
Net decrease in net assets resulting from
  distributions paid                                            -            (246,106)
                                                         -----------      -----------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                   41,879        1,538,159
Shares issued to holders in reinvestment of distributions       -             240,366
Shares redeemed                                             (324,039)     (12,203,581)
                                                         -----------      -----------
Net decrease in net assets resulting from capital
  share transactions                                        (282,160)     (10,425,056)
                                                         -----------      -----------

TOTAL DECREASE IN NET ASSETS                                (120,494)     (13,098,443)
                                                         -----------      -----------

NET ASSETS
Beginning of period                                        2,423,975       15,522,418
                                                         -----------      -----------
End of period (includes accumulated undistributed
  net investment income (loss) of ($24,089) and
  $3,886, respectively)                                  $ 2,303,481      $ 2,423,975
                                                         ===========      ===========









See notes to financial statements.

                                               Choice Balanced Fund    17

CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                             Six Mo. Ended       Year          Year           Year
                                             April 30, 2003      Ended         Ended          Ended
                                              (Unaudited)    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000(1)
--------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD               $ 5.87         $ 8.42         $11.08         $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment income (loss)                        (0.08)          0.16           0.14           0.07
Net realized and unrealized gain
  (loss) on investments                              0.49          (2.52)         (2.63)          1.01(2)
                                               ----------     ----------     ----------     ----------
Total Income (Loss) from
  Investment Operations                              0.41          (2.36)         (2.49)          1.08
                                               ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS PAID
From net investment income                            -            (0.19)         (0.17)           -
                                               ----------     ----------     ----------     ----------
Total Distributions Paid                              -            (0.19)         (0.17)           -
                                               ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                     $ 6.28         $ 5.87         $ 8.42         $11.08
                                               ==========     ==========     ==========     ==========

TOTAL RETURN(3)                                      7.53%        (28.92)%       (22.65)%        10.80%

SUPPLEMENTAL DATA AND
  RATIOS
Net assets, end of period
  (in thousands)                                   $2,303         $2,424        $15,522        $26,247
Ratio of expenses to average net assets,
  net of waivers and fees paid indirectly(4)         6.97%          1.73%          1.81%          2.00%
Ratio of expenses to average net assets,
  before waivers and fees paid indirectly(4)         7.36%          2.29%          1.81%          2.09%
Ratio of net investment income to
  average net assets, net of waivers
  and fees paid indirectly(4)                       (2.41)%         1.52%          1.46%          1.47%
Ratio of net investment income to
  average net assets, before waivers
  and fees paid indirectly(4)                       (2.80)%         0.96%          1.46%          1.38%
Portfolio turnover rate(3)                            417%           972%           951%           651%

(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.


See notes to financial statements.

18    Choice Funds

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2003 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Futures Contracts

          Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

                                                       Choice Funds    19

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (f)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser and Transactions with Affiliates

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At April 30, 2003, amounts that are subject to potential recoupment are as follows:

          Recoverable Through       Focus Fund         Balanced Fund
          -------------------       ----------         -------------
          October 31, 2003          $      -           $    11,242

     During the six months ended April 30, 2003, the Focus Fund and Balanced Fund paid $51,105 and $23,997 in brokerage commissions, respectively, to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)  Distribution Plan

     The Funds had an agreement with UMB Distribution Services, LLC to furnish distribution services to the Funds until December 31, 2002. Effective January 1, 2003, the Funds have an agreement with CIM Securities, LLC to furnish distribution services to the Funds. The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets.

20    Choice Funds

(5)  Capital Share Transactions

     Transactions in shares of the Funds for the six months ended April 30, 2003 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                           829,893                6,392
     Shares redeemed                      (805,345)             (52,986)
                                       -----------          -----------
     Net Increase (Decrease)                24,548              (46,594)
                                       ===========          ===========

     Transactions in shares of the Funds for the year ended October 31, 2002 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                         2,868,671              170,942
     Shares issued to holders in
      reinvestment of distributions           -                  28,801
     Shares redeemed                    (4,027,796)          (1,630,517)
                                       -----------          -----------
     Net Decrease                       (1,159,125)          (1,430,774)
                                       ===========          ===========

(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2003 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Purchases                         $20,029,891           $9,549,406
     Sales                             $20,335,438          $10,551,473

(7)  Federal Income Tax Information

     At April 30, 2003, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Cost of Investments                $3,085,570           $2,263,690
                                       ===========          ===========

     Gross Unrealized Appreciation        $217,009             $107,208
     Gross Unrealized (Depreciation)      (247,622)            (132,463)
                                       -----------          -----------
     Net Unrealized Depreciation
     on Investments                        $(30,613)           $(25,255)
                                       ============         ===========

     For the year ended October 31, 2002, the Focus and Balanced Funds had federal income tax capital loss carry forwards of $28,236,268 and $8,395,012, respectively. Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $22,218,809 in 2009 and $6,017,459 in 2010. Federal income tax capital loss carry forwards for the Balanced Fund expire as follows: $717,283 in 2008, $4,867,551 in 2009 and $2,810,178 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

     For the year ended October 31, 2002, 30.01% of the dividends paid from net investment income, including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Balanced Fund.



                                                       Choice Funds    21

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                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

                    CIM Securities, LLC, Distributor

        Must be accompanied or preceded by a current prospectus.